Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share [Line Items]
Weighted-average shares outstanding	5,193,750	5,193,750
Basic net income per share	$ 0.12	$ 0.3
Common stock subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share [Line Items]
Allocation of net income	$ 562,049	$ 5,627,425
Weighted-average shares outstanding	4,866,356	18,975,000
Basic net income per share	$ 0.12	$ 0.3
Common stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share [Line Items]
Allocation of net income	$ 599,861	$ 1,540,313
Weighted-average shares outstanding	5,193,750	5,193,750
Basic net income per share	$ 0.12	$ 0.3